April 25, 2011

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Form N-14 for Eaton Vance Investment Trust (the “Registrant”)
(1940 Act File No. 811-4443)

Dear Sir or Madam:

     On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance National Limited Maturity Municipal Income Fund (the “National Fund”), a series of the Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rule 488 thereunder, (2) the General Instructions to Form N-14, and (3) Regulation S-T, is a Registration Statement on Form N-14 including the prospectus, statement of additional information, other information and exhibits. The Registration Statement transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Registrant.

     The purpose of the Registration Statement is to register National Fund shares to be issued in connection with a reorganization by and among the National Fund and Eaton Vance New Jersey Limited Maturity Municipal Income Fund (the “New Jersey Fund”), a series of the Registrant. Included in the Registration Statement, therefore, are a notice of meeting, proxy statement and prospectus, and form of proxy which are proposed to be used by the New Jersey Fund for a special meeting of its shareholders to be held July 1, 2011.

     No filing fee is required pursuant to Rule 429(a) under the 1933 Act and General Instruction B of Form N-14 because the Registrant has previously filed an election with a prior registration statement under Rule 24f-2 of the Investment Company Act of 1940 to register an indefinite number of shares.

     It is intended that the Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the 1933 Act and that definitive proxy materials will be mailed to shareholders of the New Jersey Fund on or about May 25, 2011.

     No pro forma financial statements are included because, as of April 25, 2011, the New Jersey Fund is less than 10% of the net asset value of the National Fund.

     If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours, /s/ Timothy P. Walsh Timothy P. Walsh, Esq. Vice President